Summary of Significant Accounting Policies (Details 2) - shares shares in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options, SARs, PSARs, Restricted Shares, and RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate number of shares excluded from computation of EPS	39.1	40.3	19.7
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate number of shares excluded from computation of EPS	5.4	3.7	3.0
Obligations That May Be Settled in Cash or Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate number of shares excluded from computation of EPS	2.6	2.6	7.3